LETTER TO SHAREHOLDERS                                             JUNE 15, 2002
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

For the six months ended May 31, 2002, our Funds recorded satisfactory results despite a very difficult investment environment.

The Brundage, Story & Rose Equity Fund had a negative return of 2.17% versus a decline of 5.68% for the benchmark S&P 500 Index for the six months ended May 31, 2002.

The Short/Intermediate Fixed-Income Fund generated a return of 1.53% for the six months ended May 31, 2002 versus a return of 1.79% for the Merrill Lynch 3-Year Treasury Index, the Fund's benchmark, during the same period.

In spite of more optimistic news on the economic front, the unsettled geo-political environment, a confidence crisis on Wall Street and in the corporate boardroom, and the outlook for federal and state budget deficits have combined to drag U.S. equity markets lower. Investors are fearful that the recovery will falter or slip back into recession, and uncertainty abounds.

To date, the lynchpin of this recovery has clearly been the consumer. Despite some recent softness, consumer spending has continued to yield positive surprises, and housing and autos, two very important industries, have been robust. The key, however, to a sustainable economic expansion is the resumption of capital investment spending by American business, and it appears that this is just beginning.

If this scenario plays out, corporate earnings should begin to grow again in the third quarter after almost two years of decline. The ingredients to fuel a stock market recovery are falling into place - benign inflation, low interest rates, expanding corporate profits and reasonable equity valuations. For the moment, investor confidence is lacking!

The investments in our portfolios - both equity and fixed income - are positioned to provide some defensive characteristics yet to assure that we participate in an improving economic environment.

Sincerely,

/s/ Francis  S. Branin, Jr.

Francis  S. Branin, Jr.
President

BRUNDAGE,  STORY AND ROSE INVESTMENT
TRUST STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2002 (UNAUDITED)

==============================================================================================================
                                                                                    SHORT/
                                                                                 INTERMEDIATE
                                                                                     TERM
                                                                                 FIXED-INCOME       EQUITY
                                                                                     FUND            FUND
--------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost (original cost $28,429,992 and $26,735,322, respectively)   $ 28,351,449    $ 26,735,322
                                                                                 ============    ============
   At market value ...........................................................   $ 29,689,437    $ 35,453,436
Investments in repurchase agreements .........................................        345,294         253,121
Interest and principal paydowns receivable ...................................        476,298              10
Dividends receivable .........................................................             --          31,070
Receivable for capital shares sold ...........................................             --             361
Receivable from Adviser ......................................................          5,120              --
Other assets .................................................................         20,466          24,169
                                                                                 ------------    ------------
   TOTAL ASSETS ..............................................................     30,536,615      35,762,167
                                                                                 ------------    ------------

LIABILITIES
Dividends payable ............................................................          7,525              --
Payable for capital shares redeemed ..........................................          5,028           6,000
Payable to Adviser ...........................................................             --          13,786
Payable to affiliates ........................................................          9,355           9,871
Other accrued expenses and liabilities .......................................         19,502          21,955
                                                                                 ------------    ------------
   TOTAL LIABILITIES .........................................................         41,410          51,612
                                                                                 ------------    ------------

NET ASSETS ...................................................................   $ 30,495,205    $ 35,710,555
                                                                                 ============    ============

Net assets consist of:
Paid-in capital ..............................................................   $ 30,192,499    $ 28,064,665
Accumulated net investment loss ..............................................             --          (5,457)
Accumulated net realized losses from security transactions ...................     (1,035,282)     (1,066,767)
Net unrealized appreciation on investments ...................................      1,337,988       8,718,114
                                                                                 ------------    ------------
Net assets ...................................................................   $ 30,495,205    $ 35,710,555
                                                                                 ============    ============

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) .................................................      2,827,520       2,084,370
                                                                                 ============    ============

Net asset value, offering price and redemption price per share ...............   $      10.79    $      17.13
                                                                                 ============    ============

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)

================================================================================================
                                                                         SHORT/
                                                                      INTERMEDIATE
                                                                          TERM
                                                                      FIXED-INCOME     EQUITY
                                                                          FUND          FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ........................................................   $  952,265    $    2,759
   Dividends .......................................................           --       215,667
                                                                       ----------    ----------
      TOTAL INVESTMENT INCOME ......................................      952,265       218,426
                                                                       ----------    ----------

EXPENSES
   Investment advisory fees ........................................       80,347       126,619
   Administrative services fees ....................................       32,140        38,960
   Accounting services fees ........................................       18,000        16,200
   Professional fees ...............................................       10,353        14,454
   Trustees' fees and expenses .....................................       10,148         9,671
   Registration fees ...............................................        8,224         8,659
   Transfer agent and shareholder service fees .....................        7,200         7,200
   Reports to shareholders .........................................        5,682         7,733
   Insurance expense ...............................................        6,613         6,768
   Custodian fees ..................................................        3,067         3,449
   Postage and supplies ............................................        3,715           439
   Pricing expense .................................................        2,971           631
   Distribution expenses ...........................................           --         3,533
   Other expenses ..................................................        1,213           674
                                                                       ----------    ----------
      TOTAL EXPENSES ...............................................      189,673       244,990
   Fees waived and expenses reimbursed by the Adviser ..............      (85,233)      (21,107)
                                                                       ----------    ----------
      NET EXPENSES .................................................      104,440       223,883
                                                                       ----------    ----------

NET INVESTMENT INCOME (LOSS) .......................................      847,825        (5,457)
                                                                       ----------    ----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains (losses) from security transactions ..........       (1,633)      242,839
   Net change in unrealized appreciation/depreciation on investments     (401,598)     (945,771)
                                                                       ----------    ----------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ..................     (403,231)     (702,932)
                                                                       ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............   $  444,594    $ (708,389)
                                                                       ==========    ==========

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

=========================================================================================================================
                                                              SHORT/INTERMEDIATE TERM
                                                                 FIXED-INCOME FUND                   EQUITY FUND
                                                            -------------------------------------------------------------
                                                             SIX MONTHS                      SIX MONTHS
                                                               ENDED            YEAR           ENDED            YEAR
                                                               MAY 31,         ENDED           MAY 31,         ENDED
                                                                2002        NOVEMBER 30,        2002        NOVEMBER 30,
                                                             (UNAUDITED)        2001         (UNAUDITED)        2001
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income (loss) .........................   $    847,825    $  1,996,593    $     (5,457)   $     15,898
   Net realized gains (losses) from security transactions         (1,633)        (86,559)        242,839      (1,309,606)
   Net change in unrealized appreciation/depreciation
      on investments ....................................       (401,598)      1,703,002        (945,771)     (4,774,177)
                                                            ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from operations ...        444,594       3,613,036        (708,389)     (6,067,885)
                                                            ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ...........................       (847,825)     (1,996,593)             --         (37,712)
   From net realized gains from security transactions ...             --              --              --      (6,249,264)
                                                            ------------    ------------    ------------    ------------
Decrease in net assets from distributions to
   shareholders .........................................       (847,825)     (1,996,593)             --      (6,286,976)
                                                            ------------    ------------    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ............................        461,572         991,436       5,791,066       1,392,453
   Net asset value of shares issued in reinvestment of
      distributions to shareholders .....................        754,586       1,790,023              --       6,268,559
   Payments for shares redeemed .........................     (4,723,640)     (6,865,228)     (9,126,221)    (13,691,727)
                                                            ------------    ------------    ------------    ------------
Net decrease in net assets
   from capital share transactions ......................     (3,507,482)     (4,083,769)     (3,335,155)     (6,030,715)
                                                            ------------    ------------    ------------    ------------

NET DECREASE IN NET ASSETS ..............................     (3,910,713)     (2,467,326)     (4,043,544)    (18,385,576)

NET ASSETS:
   Beginning of period ..................................     34,405,918      36,873,244      39,754,099      58,139,675
                                                            ------------    ------------    ------------    ------------
   End of period ........................................   $ 30,495,205    $ 34,405,918    $ 35,710,555    $ 39,754,099
                                                            ============    ============    ============    ============

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
SHORT/INTERMEDIATE TERM FIXED-INCOME FUND
FINANCIAL HIGHLIGHTS

=================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=================================================================================================================================
                                                      SIX MONTHS
                                                        ENDED
                                                        MAY 31,                       YEARS ENDED NOVEMBER 30,
                                                         2002       -------------------------------------------------------------
                                                     (UNAUDITED)      2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  10.91     $  10.44     $  10.40     $  10.96     $  10.69     $  10.69
                                                       --------     --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income ...........................       0.28         0.59         0.62         0.58         0.60         0.62
   Net realized and unrealized
      gains (losses) on investments ................      (0.12)        0.47         0.04        (0.49)        0.27           --
                                                       --------     --------     --------     --------     --------     --------
Total from investment operations ...................       0.16         1.06         0.66         0.09         0.87         0.62
                                                       --------     --------     --------     --------     --------     --------

Less distributions:
   Dividends from net investment income ............      (0.28)       (0.59)       (0.62)       (0.58)       (0.60)       (0.62)
   Distributions from net realized gains ...........         --           --           --        (0.07)          --           --
                                                       --------     --------     --------     --------     --------     --------
Total distributions ................................      (0.28)       (0.59)       (0.62)       (0.65)       (0.60)       (0.62)
                                                       --------     --------     --------     --------     --------     --------

Net asset value at end of period ...................   $  10.79     $  10.91     $  10.44     $  10.40     $  10.96     $  10.69
                                                       ========     ========     ========     ========     ========     ========

Total return .......................................      1.53%(A)    10.40%        6.56%        0.80%        8.39%        6.03%
                                                       ========     ========     ========     ========     ========     ========

Net assets at end of period (000's) ................   $ 30,495     $ 34,406     $ 36,873     $ 38,567     $ 39,236     $ 36,653
                                                       ========     ========     ========     ========     ========     ========

Ratio of net expenses to average net assets(B) .....      0.65%(C)     0.65%        0.65%        0.65%        0.65%        0.65%

Ratio of net investment income to average net assets      5.28%(C)     5.52%        5.98%        5.43%        5.58%        5.88%

Portfolio turnover rate ............................         9%(C)       12%         158%          53%          90%          46%

(A)  Not Annualized.
(B) Absent fees waived and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.18%(C), 1.10%, 1.09%, 1.05%, 1.04% and 1.07% for the periods ended May 31, 2002, November 30, 2001, 2000, 1999, 1998 and 1997, respectively.
(C)  Annualized.

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
EQUITY FUND
FINANCIAL HIGHLIGHTS

=================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=================================================================================================================================
                                                      SIX MONTHS
                                                        ENDED
                                                        MAY 31,                       YEARS ENDED NOVEMBER 30,
                                                         2002       -------------------------------------------------------------
                                                     (UNAUDITED)      2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  17.51     $  22.06     $  22.81     $  19.47     $  19.40     $  17.18
                                                       --------     --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income ...........................         --         0.01         0.02           --         0.04         0.06
   Net realized and unrealized gains (losses)
      on investments ...............................      (0.38)       (2.17)        1.16         4.61         2.01         3.65
                                                       --------     --------     --------     --------     --------     --------
Total from investment operations ...................      (0.38)       (2.16)        1.18         4.61         2.05         3.71
                                                       --------     --------     --------     --------     --------     --------

Less distributions:
   Dividends from net investment income ............         --        (0.01)       (0.02)       (0.01)       (0.04)       (0.06)
   Distributions from net realized gains ...........         --        (2.38)       (1.91)       (1.26)       (1.94)       (1.43)
                                                       --------     --------     --------     --------     --------     --------
Total distributions ................................         --        (2.39)       (1.93)       (1.27)       (1.98)       (1.49)
                                                       --------     --------     --------     --------     --------     --------

Net asset value at end of period ...................   $  17.13     $  17.51     $  22.06     $  22.81     $  19.47     $  19.40
                                                       ========     ========     ========     ========     ========     ========

Total return .......................................     (2.17%)(A)  (11.13%)       5.31%       25.43%       11.96%       23.98%
                                                       ========     ========     ========     ========     ========     ========

Net assets at end of period (000's) ................   $ 35,711     $ 39,754     $ 58,140     $ 51,239     $ 40,687     $ 35,343
                                                       ========     ========     ========     ========     ========     ========

Ratio of net expenses to average net assets(B) .....      1.15%(C)     1.15%        1.15%        1.15%        1.15%        1.19%

Ratio of net investment income (loss)
   to average net assets ...........................     (0.03%)(C)    0.03%        0.11%        0.01%        0.24%        0.34%

Portfolio turnover rate ............................        33%(C)       49%          55%          37%          50%          49%

(A)  Not Annualized.
(B) Absent fees waived by the Adviser, the ratios of expenses to average net assets would have been 1.26%(C) and 1.21% for the periods ended May 31, 2002 and November 30, 2001, respectively.
(C)  Annualized.

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
SHORT/INTERMEDIATE TERM FIXED-INCOME FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2002 (UNAUDITED)

============================================================================================================
     PAR                                                                            MATURITY       MARKET
    VALUE      INVESTMENT SECURITIES-- 97.4%                                RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------
               DEMAND NOTES-- 2.6%
$    800,000   Ingersoll-Rand Co.
------------   (Amortized Cost $799,697) ................................   6.02     2/15/28    $    807,635
                                                                                                ------------

               U.S. TREASURY OBLIGATIONS-- 37.9%
$  1,000,000   U.S. Treasury Notes ......................................   5.50     5/31/03    $  1,031,367
   1,400,000   U.S. Treasury Notes ......................................   5.75     8/15/03       1,453,320
     500,000   U.S. Treasury Notes ......................................   6.88     5/15/06         550,606
   2,300,000   U.S. Treasury Notes ......................................   7.00     7/15/06       2,547,159
   1,900,000   U.S. Treasury Notes ......................................   6.13     8/15/07       2,047,919
   2,250,000   U.S. Treasury Notes ......................................   4.75    11/15/08       2,260,811
   1,055,390   U.S. Treasury INFL IX ....................................   4.25     1/15/10       1,145,593
     500,000   U.S. Treasury Notes ......................................   5.75     8/15/10         527,090
------------                                                                                    ------------
$ 10,905,390   TOTAL U.S. TREASURY OBLIGATIONS
------------   (Amortized Cost $11,029,581) .............................                       $ 11,563,865
                                                                                                ------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS-- 17.6%
$  1,000,000   FHLMC ....................................................   5.75     7/15/03    $  1,034,741
   1,500,000   FNMA .....................................................   5.63     5/15/04       1,565,870
     500,000   FARMER MAC ...............................................   5.90      3/3/09         518,690
   2,000,000   FNMA .....................................................   7.25     1/15/10       2,234,203
------------                                                                                    ------------
$  5,000,000   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
------------   (Amortized Cost $5,016,242) ..............................                       $  5,353,504
                                                                                                ------------

               U.S. GOVERNMENT AGENCY
               MORTGAGE-BACKED SECURITIES-- 5.2%
$     18,567   FHLMC GOLD #140094 .......................................   7.50      5/1/05    $     19,344
     400,000   FNMA .....................................................   5.75     6/15/05         420,705
      10,944   FNMA DWARF #50480 ........................................   8.00      9/1/06          11,578
      31,256   FNMA REMIC #92-24H .......................................   7.50    11/25/06          31,394
     859,837   GNMA #780291 .............................................   8.50    10/15/17         918,683
       5,969   GNMA #285639 .............................................   9.00     2/15/20           6,567
     169,497   FNMA REMIC #250322 .......................................   7.50      8/1/25         178,761
------------                                                                                    ------------
$  1,496,070   TOTAL U.S. GOVERNMENT AGENCY
------------   MORTGAGE-BACKED SECURITIES (Amortized Cost $1,507,527) ...                       $  1,587,032
                                                                                                ------------

               U.S. GOVERNMENT AGENCY ISSUES-- 1.7%
$    500,000   Tennesse Valley Authority Bond
------------   (Amortized Cost $501,623) ................................   4.88    12/15/16    $    503,241
                                                                                                ------------

               ASSET-BACKED SECURITIES-- 2.3%
$    684,571   Dailmer Chrysler Auto Trust (Amortized Cost $689,779) ....   7.53     5/10/04    $    696,137
------------                                                                                    ------------

                                                                               7

SHORT/INTERMEDIATE TERM FIXED-INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
============================================================================================================
     PAR                                                                            MATURITY       MARKET
    VALUE      INVESTMENT SECURITIES -- 97.4% (CONTINUED)                   RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS-- 30.1%
$    888,000   Rep Ny Corp. .............................................   7.25     7/15/02    $    893,069
     600,000   Public Service Electric & Gas ............................   7.19      9/6/02         607,117
     425,000   ICI Wilmington ...........................................   6.75     9/15/02         427,736
     350,000   Simon Property Group, Inc. ...............................   6.63     6/15/03         358,124
   1,000,000   Salomon Smith Barney Holdings, Inc. ......................   6.63    11/15/03       1,046,651
   1,350,000   General Motors Acceptance Corp. ..........................   7.63     6/15/04       1,428,653
   1,300,000   Household Finance Corp. ..................................   8.00      5/9/05       1,394,428
     252,000   National Rural Utilities .................................   5.75     11/1/08         249,776
   1,000,000   Bank of America Corp. ....................................   7.80     5/15/10       1,111,757
     750,000   Union Carbide Corp. ......................................   6.79      6/1/25         745,649
     370,000   Oklahoma Gas & Electric ..................................   6.65     7/15/27         389,228
     500,000   IBM Corp. ................................................   6.22      8/1/27         525,835
------------                                                                                    ------------
$  8,785,000   TOTAL CORPORATE BONDS (Amortized Cost $8,807,000) ........                       $  9,178,023
------------                                                                                    ------------

$ 28,171,031   TOTAL INVESTMENT SECURITIES (Amortized Cost $28,351,449) .                       $ 29,689,437
------------                                                                                    ------------

============================================================================================================
    FACE                                                                                           MARKET
   AMOUNT      REPURCHASE AGREEMENTS(A)-- 1.1%                                                      VALUE
------------------------------------------------------------------------------------------------------------
$    345,294   Fifth Third Bank, 1.38%, dated 5/31/02, due 6/03/02,
------------   repurchase proceeds $345,334 ................................................    $    345,294
                                                                                                ------------

               TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS-- 98.5% ...............    $ 30,034,731

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.5% ................................         460,474
                                                                                                ------------

               NET ASSETS-- 100.0% .........................................................    $ 30,495,205
                                                                                                ------------

(A)  Repurchase agreements are fully collateralized by U.S. Government obligations.

DWARF - A 15-year mortgage pool issued by FNMA.             GOLD - A 30-year mortgage pool issued by FHLMC with a shorter
FARMER MAC - Federal Agricultural Mortgage Corporation.            coupon payment delay period.
FHLMC - Federal Home Loan Mortgage Corporation.             INFL - Inflationary Note.
FNMA - Federal National Mortgage Association.               REMIC - Real Estate Mortgage Investment Conduit.
GNMA - Government National Mortgage Association.

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2002 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 99.3%                                    SHARES        VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES-- 22.9%
Brinker International, Inc.* .......................      35,000    $  1,174,250
Colgate-Palmolive Co. ..............................      20,000       1,084,000
Costco Wholesale Corp.* ............................      25,000         981,750
General Mills, Inc. ................................      24,000       1,092,000
Home Depot, Inc. ...................................      21,000         875,490
PepsiCo, Inc. ......................................      22,000       1,143,560
Sysco Corp. ........................................      35,000         974,750
TJX Companies, Inc. ................................      40,000         843,600
                                                                    ------------
                                                                       8,169,400
                                                                    ------------
FINANCIAL SERVICES-- 15.7%
American Express Co. ...............................      25,000       1,062,750
American International Group, Inc. .................      14,412         965,172
Chubb Corp. ........................................      12,000         901,920
Citigroup, Inc. ....................................      18,000         777,240
Fannie Mae .........................................      10,000         800,100
Nasdaq-100 Shares* .................................      15,000         450,600
St. Paul Companies, Inc. ...........................      15,000         639,150
                                                                    ------------
                                                                       5,596,932
                                                                    ------------
TECHNOLOGY-- 13.5%
Analog Devices, Inc.* ..............................      18,000         659,160
Applied Materials, Inc.* ...........................      36,000         798,480
Electronic Data Systems Corp. ......................       9,000         475,380
EMC Corp.* .........................................      55,000         398,750
Intel Corp. ........................................      35,000         966,700
Microsoft Corp.* ...................................      15,000         765,150
Sun Microsystems* ..................................      35,000         241,150
Zimmer Holdings, Inc.* .............................      15,000         524,700
                                                                    ------------
                                                                       4,829,470
                                                                    ------------
ENERGY -- 11.8%
Apache Corp. .......................................      17,050         949,344
BP Amoco Plc ADR ...................................      18,000         919,260
Burlington Resources, Inc. .........................      18,000         730,800
Conoco, Inc. .......................................      27,000         725,760
El Paso Corporation ................................       6,000         153,900
Exxon Mobil Corp. ..................................      18,000         718,740
                                                                    ------------
                                                                       4,197,804
                                                                    ------------
HEALTH CARE-- 9.1%
Abbott Laboratories ................................      25,000       1,187,500
Bristol-Myers Squibb Co. ...........................      10,000         311,200
Johnson & Johnson ..................................      17,000       1,042,950
Medtronic, Inc. ....................................      15,000         692,250
                                                                    ------------
                                                                       3,233,900
                                                                    ------------

EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 99.3% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
BASIC MATERIALS-- 8.1%
Alcoa, Inc. ........................................      20,000    $    699,600
E.I. du Pont de Nemours & Co. ......................      16,000         736,000
Ecolab, Inc. .......................................      20,000         953,600
International Paper Co. ............................      12,000         517,200
                                                                    ------------
                                                                       2,906,400
                                                                    ------------
CAPITAL GOODS-- 7.4%
Avery Dennison Corp. ...............................      17,000       1,111,290
Illinois Tool Works, Inc. ..........................      15,000       1,065,450
Molex, Inc. - Class A ..............................      15,000         465,000
                                                                    ------------
                                                                       2,641,740
                                                                    ------------
TRANSPORTATION-- 4.4%
Expeditors International of Washington, Inc. .......       7,000         413,700
Landstar System, Inc.* .............................      11,000       1,167,210
                                                                    ------------
                                                                       1,580,910
                                                                    ------------
CONSUMER CYCLICALS-- 3.4%
General Electric Company ...........................      10,000         311,400
H&R Block, Inc. ....................................      20,000         898,000
                                                                    ------------
                                                                       1,209,400
                                                                    ------------

COMMUNICATION SERVICES-- 3.0%
Brocade Communications Systems, Inc.* ..............      12,000         235,800
Clear Channel Communications, Inc.* ................      16,000         851,680
                                                                    ------------
                                                                       1,087,480
                                                                    ------------

TOTAL COMMON STOCKS (Cost $26,735,322) .............                $ 35,453,436
                                                                    ------------

================================================================================
         FACE     MARKET
REPURCHASE AGREEMENTS(A) -- 0.7%     AMOUNT  VALUE
--------------------------------------------------------------------------------
Fifth Third Bank, 1.38%, dated 5/31/02, due 6/03/02,
repurchase proceeds $253,150 .......................   $ 253,121    $    253,121
                                                       ---------    ------------

TOTAL COMMON STOCKS AND REPURCHASE AGREEMENTS-- 100.0%              $ 35,706,557

OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.0% .......                       3,998
                                                                    ------------

NET ASSETS-- 100.0% ................................                $ 35,710,555
                                                                    ------------

*    Non-income producing security.
(A)  Repurchase   agreements  are  fully   collateralized  by  U.S.   Government
     obligations.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2002 (UNAUDITED)
================================================================================

1.   ORGANIZATION
Brundage, Story and Rose Investment Trust (the Trust) was organized as an Ohio business trust on October 1, 1990. The Trust offers two series of shares to investors: the Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund and the Brundage, Story and Rose Equity Fund (collectively, the Funds). The Trust commenced operations on December 3, 1990, when Brundage, Story and Rose LLC (the Adviser) purchased the initial 5,000 shares of each Fund at $10 per share. The public offering of shares commenced on January 2, 1991.

The Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund (the Bond
Fund) seeks to provide a higher and more stable level of income than a money market fund but with more volatility. The Fund expects more principal stability than a mutual fund investing in intermediate and long-term fixed-income securities but at a lower level of income. Under normal circumstances, at least 80% of the Fund's assets are invested in fixed-income securities.

The Brundage, Story and Rose Equity Fund (the Equity Fund) seeks to provide protection and enhancement of capital, current income and growth of income. Under normal circumstances, at least 80% of the Fund's assets are invested in common stocks.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the last sale price, if available, otherwise, at the last quoted bid price. U.S. Government and agency obligations, asset-backed securities and corporate bonds are valued at their most recent bid price as obtained from one or more of the major market makers for such securities or are valued on the basis of prices provided by an independent pricing service giving consideration to such factors as maturity, coupon, issuer and type of security. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian at the Federal Reserve Bank. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. Each Fund enters into repurchase agreements only with institutions deemed to be creditworthy by the Adviser, including the Funds' custodian, banks having assets in excess of $10 billion and primary U.S. Government securities dealers.

Share valuation -- The net asset value of each Fund is calculated daily by dividing the total value of that Fund's assets, less liabilities, by the number of shares outstanding. The offering and redemption price per share of each Fund are equal to the net asset value per share.

Investment income -- Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders -- Dividends arising from net investment income for the Bond Fund are declared daily and paid monthly. Dividends arising from net investment income for the Equity Fund are declared and paid quarterly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are accounted for on a specific identification basis.

Securities traded on a to-be-announced basis -- The Bond Fund periodically trades portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date in mortgage-backed and asset-backed securities transactions. Securities purchased on a TBA basis are recorded on the trade date, however, they are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as other portfolio securities. When effecting such transactions, assets of a dollar amount sufficient to make payment for the portfolio securities to be purchased are placed in a segregated account on the trade date.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the fiscal year ended November 30) plus undistributed amounts from prior years.

The following information is based upon federal income tax cost of portfolio investments (excluding repurchase agreements) as of May 31, 2002:

--------------------------------------------------------------------------------
                                                        BOND          EQUITY
                                                        FUND           FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation ..................   $  1,363,452    $ 10,624,327
Gross unrealized depreciation ..................        (25,464)     (2,472,318)
                                                   ------------    ------------
Net unrealized appreciation ....................   $  1,337,988    $  8,152,009
                                                   ------------    ------------
Federal income tax cost ........................   $ 28,351,449    $ 27,301,427
                                                   ============    ============
--------------------------------------------------------------------------------

The difference between book and tax basis net unrealized appreciation for the Equity Fund is attributable to the tax deferral of losses on wash sales.

As of May 31, 2002, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized gains prior to distributing any such gains to shareholders.

--------------------------------------------------------------------------------
                                                                       EXPIRES
FUND                                                     AMOUNT      NOVEMBER 30
--------------------------------------------------------------------------------
Bond Fund                                             $   153,995        2007
                                                          793,095        2008
                                                           86,559        2009
                                                      -----------
                                                      $ 1,033,649
                                                      -----------
Equity Fund                                           $   743,531        2009
                                                      -----------
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $1,461,487 and $5,006,517 respectively, for the Bond Fund, and $6,237,558 and $9,475,744,
respectively, for the Equity Fund during the six months ended May 31, 2002.

4.   TRANSACTIONS WITH AFFILIATES
Certain Trustees and officers of the Trust are principals of the Adviser. Certain officers of the Trust are officers of Integrated Fund Services, Inc.
(IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the exclusive underwriter of the Funds' shares.

As of May 31, 2002, the Adviser, principals of the Adviser and certain employee benefit plans of the Adviser were, collectively, a significant shareholder of record of each Fund.

ADVISORY AGREEMENT
Each Fund's investments are managed by the Adviser, a wholly-owned subsidiary of Bessemer Trust Company, N.A., pursuant to the terms of an Advisory Agreement. Under the Advisory Agreement, the Bond Fund and the Equity Fund each pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% and 0.65%, respectively, of average daily net assets.

In order to reduce the operating expenses during the six months ended May 31, 2002, the Adviser voluntarily waived $80,347 of its investment advisory fees and reimbursed $4,886 of other operating expenses for the Bond Fund and waived $21,107 of its advisory fees for the Equity Fund.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Funds. IFS supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee from each Fund based on each Fund's respective average daily net assets, subject to a $1,000 minimum monthly fee from each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee per account from each Fund, subject to a $1,200 minimum monthly fee from each Fund. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee, based on current asset levels from each Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by IFS in obtaining valuations of such Fund's portfolio securities.

PLAN OF DISTRIBUTION
The Trust has adopted a plan of distribution (the Plan) under which each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the average daily net assets of each Fund.

5.   CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares sold and redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

---------------------------------------------------------------------------------------------------------
                                                           BOND FUND                  EQUITY FUND
                                                   ------------------------------------------------------
                                                   SIX MONTHS                  SIX MONTHS
                                                      ENDED          YEAR         ENDED          YEAR
                                                     MAY 31,        ENDED        MAY 31,        ENDED
                                                      2002       NOVEMBER 30,     2002       NOVEMBER 30,
                                                   (UNAUDITED)       2001      (UNAUDITED)       2001
---------------------------------------------------------------------------------------------------------
Shares sold ....................................       42,827        92,621       328,527        76,396
Shares issued in reinvestment
   of distributions to shareholders ............       70,076       166,473            --       310,380
Shares redeemed ................................     (438,402)     (638,068)     (514,844)     (751,387)
                                                   ----------    ----------    ----------    ----------
Net decrease in shares outstanding .............     (325,499)     (378,974)     (186,317)     (364,611)
Shares outstanding, beginning of period ........    3,153,019     3,531,993     2,270,687     2,635,298
                                                   ----------    ----------    ----------    ----------
Shares outstanding, end of period ..............    2,827,520     3,153,019     2,084,370     2,270,687
                                                   ==========    ==========    ==========    ==========
---------------------------------------------------------------------------------------------------------

6.   ADOPTION OF NEW AUDIT GUIDE
The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"), as revised, effective December 1, 2001. There has been no material impact on results of operations of financial condition of the Funds upon adoption of the provisions of the Guide.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

BRUNDAGE,                                                              BRUNDAGE,
STORY AND ROSE                                                    STORY AND ROSE
INVESTMENT TRUST                                                INVESTMENT TRUST
------------------------------------
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202                             -----------------------------
                                                              Semi-Annual Report
BOARD OF TRUSTEES                                  -----------------------------
------------------------------------                                May 31, 2002
Francis S. Branin, Jr.                             -----------------------------
John M. Kingsley, Jr.                                                (Unaudited)
Jerome B. Lieber                                   -----------------------------
William M.R. Mapel
Crosby R. Smith                                    -----------------------------
                                                         Short/Intermediate Term
INVESTMENT ADVISER                                 -----------------------------
------------------------------------                           Fixed-Income Fund
Brundage, Story and Rose, LLC                      -----------------------------
Bessemer Trust, N.A.
630 Fifth Avenue                                   -----------------------------
New York, New York 10111                                             Equity Fund
                                                   -----------------------------
UNDERWRITER
------------------------------------               -----------------------------
IFS Fund Distributors, Inc.
221 East Fourth Street, Suite 300                  -----------------------------
Cincinnati, Ohio 45202
                                                   -----------------------------
TRANSFER AGENT
------------------------------------               -----------------------------
Integrated Fund Services, Inc.
P.O. Box 5354                                      -----------------------------
Cincinnati, Ohio 45201-5354
                                                   -----------------------------
SHAREHOLDER SERVICES
------------------------------------               -----------------------------
Nationwide: (Toll Free) 800-320-2212
                                                   [LOGO] BRUNDAGE,
                    FORM IFS-98-0201               STORY & ROSE
                                                   Investment Counsel Since 1932